Investments All Other Equity Investments (Details) In Millions, unless otherwise specified			12 Months Ended					1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 25, 2010 USD ($)	Dec. 31, 2011 Modelo [Member]	Dec. 31, 2011 ABI [Member]	Dec. 31, 2011 Tradeteam Ltd USD ($)	Dec. 25, 2010 Tradeteam Ltd USD ($)	Dec. 26, 2009 Tradeteam Ltd USD ($)	Dec. 31, 2009 Club USD ($)	Dec. 31, 2009 Club CAD	Dec. 26, 2009 Club USD ($)	Dec. 26, 2009 Club CAD	Dec. 31, 2011 BRI USD ($)	Dec. 25, 2010 BRI USD ($)	Dec. 26, 2009 BRI USD ($)	Dec. 31, 2011 BDL USD ($) members	Dec. 25, 2010 BDL USD ($)	Dec. 26, 2009 BDL USD ($)	Dec. 31, 2011 Modelo Molson Imports L P MMI [Member] USD ($)	Dec. 25, 2010 Modelo Molson Imports L P MMI [Member] USD ($)	Dec. 26, 2009 Modelo Molson Imports L P MMI [Member] USD ($)	Dec. 31, 2011 Tradeteam Montreal Canadiens BRI BDL And MMI USD ($)	Dec. 25, 2010 Tradeteam Montreal Canadiens BRI BDL And MMI USD ($)	Dec. 26, 2009 Tradeteam Montreal Canadiens BRI BDL And MMI USD ($)
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage					49.90%
Financial Commitments under Distribution Contract [Abstract]
2012					$ 135.1
2013					139.1
2014					143.3
2015					147.6
2016					152.0
Thereafter					277.6
Total					994.7
Financial Commitments on Termination of Distribution Agreement					35.5
Due to Joint Ventures					15.6	14.2
Equity interest sold (as a percent)								19.90%	19.90%
Percentage majority ownership interest in Club purchased by CH Group from third party (as a percent)								80.10%	80.10%
Net proceeds from sale of ownership interest in Montreal Candadiens to CH Group										53.3	56.3
Gain on sale of ownership interest to CH Group								46.0	48.7
Letter of credit provided to entity to guarantee indemnity									10
Liabilities in excess of assets												(90.3)
Equity Method Investment, Fair Value of Proportionate Share of Liability Related to Guarantee of Debt Obligations												74.3
Net equity at date of deconsolidation												(16)
Administrative fees related to agreements												99.5	93.9	89.2	41.6	38.5	43.9
Administrative fees receivable related to agreements												40.9	37.9		13.5	19.9
Number of members in distribution operation															2
Voting control percentage shared by members (as a percent)			50.00%	50.00%											50.00%			50.00%
Investment in Equity Method Investment	(2,487.9)	(2,574.1)										(28.5)	(85.1)		(12.6)	(0.4)
Purchase Accouting Historical Costs Corrections												55.7
Other Comprehensive Income Historical Adjustment Arising During Period Before Tax												4.0
Defined Benefit Plan Adjustments Due To Change In Historical Accounting												15.0
Cost payable to MMI																		15.4	12.3	7.6
Administrative fees payable related to agreements																		11.0	15.5
Results of Operations
Net sales																					840.5	810.4	996.9
Cost of goods sold																					(747.7)	(700.9)	(704.6)
Gross profit																					92.8	109.5	292.3
Operating income																					51.1	48.8	47.0
Net Income					130.7	117.6	118.4														42.4	40.7	22.0
Condensed Combined Balance sheets
Current assets																					311.2	410.9
Noncurrent assets																					370.8	358.1
Total assets																					682.0	769.0
Current liabilities																					379.4	670.2
Noncurrent liabilities																					271.6	99.3
Total liabilities																					651.0	769.5
Owners' equity																					31.0	(0.5)
Total liabilities and owner's equity																					682.0	769.0
Undistributed Earnings, Basic																					$ 0	$ 0